Accumulated Other Comprehensive Income (Items Reclassified Out of Each Component of OCI) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities		$ 284	$ 626	$ 1,170
Income tax expense		(1,884)	(1,632)	(2,606)
Net income		6,711	5,908	$ 7,657
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense	[1]	(99)	(213)
Net income	[1]	185	413
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized gains on available for sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains on sales of securities	[1]	$ 284	$ 626

[1]	Amounts in parentheses indicate debits to net income.